IFRS 7 - Disclosure - Liquidity Risk - Summary of Credit Related Commitments (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of commitments [line items]
Credit related commitments	$ 312,778	$ 300,395
Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	44,220	51,550
Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	241,038	224,746
Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	10,870	10,520
Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	13,489	13,242
Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	224	199
Other commitments to extend credit [Member]
Disclosure of commitments [line items]
Credit related commitments	2,937	138
Less than 1 month [member]
Disclosure of commitments [line items]
Credit related commitments	42,113	43,191
Less than 1 month [member] | Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	36,233
Less than 1 month [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	1,055
Less than 1 month [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	1,812
Less than 1 month [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	76
Less than 1 month [member] | Other commitments to extend credit [Member]
Disclosure of commitments [line items]
Credit related commitments	2,937
Later than one months and not later than three months [member]
Disclosure of commitments [line items]
Credit related commitments	21,669	22,587
Later than one months and not later than three months [member] | Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	4,564
Later than one months and not later than three months [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	5,844
Later than one months and not later than three months [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	8,685
Later than one months and not later than three months [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	2,491
Later than one months and not later than three months [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	85
3 - 6 months [member]
Disclosure of commitments [line items]
Credit related commitments	9,059	11,367
3 - 6 months [member] | Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	3,423
3 - 6 months [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	2,645
3 - 6 months [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	1,089
3 - 6 months [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	1,876
3 - 6 months [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	26
6 - 9 months [Member]
Disclosure of commitments [line items]
Credit related commitments	8,063	6,716
6 - 9 months [Member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	4,047
6 - 9 months [Member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	587
6 - 9 months [Member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	3,421
6 - 9 months [Member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	8
9 - 12 months [Member]
Disclosure of commitments [line items]
Credit related commitments	5,825	4,879
9 - 12 months [Member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	3,191
9 - 12 months [Member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	464
9 - 12 months [Member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	2,148
9 - 12 months [Member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	22
1 - 2 years [member]
Disclosure of commitments [line items]
Credit related commitments	14,784	11,622
1 - 2 years [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	13,963
1 - 2 years [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	32
1 - 2 years [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	789
2 - 5 years [member]
Disclosure of commitments [line items]
Credit related commitments	50,210	47,445
2 - 5 years [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	49,350
2 - 5 years [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	853
2 - 5 years [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	7
Over 5 years [member]
Disclosure of commitments [line items]
Credit related commitments	2,979	2,449
Over 5 years [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	2,867
Over 5 years [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	13
Over 5 years [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	99
No specific maturity [member]
Disclosure of commitments [line items]
Credit related commitments	158,076	$ 150,139
No specific maturity [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	$ 158,076